NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Retained earnings accumulated deficit	$ (57,169,771)						$ (57,169,771)		$ (47,063,207)	$ (37,679,232)
Net income (loss)	(3,923,219)	$ (3,895,551)	$ (2,287,794)	$ (1,927,665)	$ (2,452,240)	$ (2,359,503)	(10,106,564)	$ (6,739,408)	(9,383,975)	(11,024,537)
Cash on hand	4,047,780						4,047,780		6,007,575	8,394,553
Net cash used in operating activities							(7,287,836)	(5,974,153)	(7,806,795)	(8,406,116)
Allowance for credit losses on accounts receivable current									0	0
Inventory reserve									995,785	429,707
Write-down of inventory	0			0			51,034	0	0	572,928
Impairment of long lived assets held for use									0	0
Deferred rent expenses									96,484	107,330
Contract with customer, liability, revenue recognized	1,800			0			1,800	10,776	35,776
Unrecognized tax benefits									0	0
Unrecognized tax benefits income tax benefits penalties expenses									0	0
Unrecognized tax benefits income tax interest on income tax expenses									0	0
Research and development expenses	1,066,161			574,072			2,684,694	1,980,405	2,463,307	3,103,539
Selling and marketing expenses	95,670			515,184			603,629	1,352,717	1,647,552	1,308,783
General and administration expenses	1,757,104			$ 762,156			4,131,477	$ 2,706,564	$ 3,884,677	$ 3,550,636
Working capital	2,477,403						2,477,403
Operating lease right of use asset	716,507						716,507
Operating lease liability	797,107						797,107
Cumulative Effect, Period of Adoption, Adjustment [Member]
Operating lease right of use asset	934,584						934,584
Operating lease liability	$ 1,031,067						$ 1,031,067